Significant Accounting Policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2021
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	3 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	20 years